Available-for-sale financial assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Fair Value and Corresponding Cost of Available-for-sale Financial Assets

The fair value and corresponding cost of available-for-sale financial assets are as follows:

	12/31/2017			12/31/2016
	Cost	Accumulated gain / (loss) reflected in other comprehensive income	Fair value	Cost	Accumulated gain / (loss) reflected in other comprehensive income	Fair value
Investment funds	301	—	301	42	—	42
Brazilian external debt bonds (1b)	12,480	310	12,790	14,465	(400)	14,065
Brazilian government securities (1a)	25,623	866	26,489	17,652	286	17,938
Government securities – abroad (1c)	24,508	(118)	24,390	14,488	(16)	14,472
Colombia	3,316	30	3,346	1,105	50	1,155
Chile	9,714	(4)	9,710	5,832	12	5,844
Korea	1,944	—	1,944	2,673	—	2,673
Denmark	1,951	—	1,951	819	—	819
Spain	2,936	—	2,936	923	—	923
United States	1,585	(18)	1,567	1,446	(19)	1,427
Netherlands	—	—	—	101	—	101
Mexico	559	(15)	544	—	—	—
Paraguay	1,915	(115)	1,800	1,167	(56)	1,111
Uruguay	588	4	592	413	(2)	411
Other	—	—	—	9	(1)	8
Corporate securities (1d)	38,657	(343)	38,314	42,176	(416)	41,760
Shares	1,713	630	2,343	1,020	365	1,385
Rural product note	2,858	(30)	2,828	1,477	(52)	1,425
Bank deposit certificates	803	—	803	2,639	2	2,641
Securitized real estate loans	1,743	19	1,762	2,150	(55)	2,095
Debentures	21,737	(991)	20,746	21,863	(693)	21,170
Eurobonds and others	5,551	25	5,576	7,671	44	7,715
Financial bills	619	—	619	2,822	(6)	2,816
Promissory notes	3,246	(2)	3,244	2,191	(18)	2,173
Other	387	6	393	343	(3)	340

Total (2)	101,569	715	102,284	88,823	(546)	88,277

(1)	Available-for-sale assets pledged as collateral of funding of financial institutions and Clients were: a) R$ 14,877 (R$ 9,120 at 12/31/2016), b) R$ 11,892 (R$ 3,240 at 12/31/2016), c) R$ 37 and d) R$ 6,865 (R$ 5,075 at 12/31/2016), totaling R$ 33,671 (R$ 17,435 at 12/31/2016);
(2)	In the period, there was no reclassification of available-for-sale financial assets to other categories of financial assets.

Summary of Cost and Fair Value of Available-for-sale Financial Assets by Maturity

The cost and fair value of available-for-sale financial assets by maturity are as follows:

	12/31/2017		12/31/2016
	Cost	Fair value	Cost	Fair value
Current	25,519	26,107	23,516	23,636
Non-stated maturity	2,030	2,659	1,010	1,375
Up to one year	23,489	23,448	22,506	22,261
Non-current	76,050	76,177	65,307	64,641
From one to five years	44,780	44,722	39,149	38,969
From five to ten years	17,521	17,439	12,521	12,329
After ten years	13,749	14,016	13,637	13,343

Total	101,569	102,284	88,823	88,277